Subsequent events (Details) $ in Thousands, $ in Thousands	May 05, 2023 USD ($)	May 05, 2023 AUD ($)	May 04, 2023 USD ($)	May 04, 2023 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Subsequent events
Bank guarantees to secure funding for the fulfilment of rehabilitation obligations					$ 24,730	$ 36,891	$ 25,101	$ 36,891	$ 36,903	$ 36,913
Guarantees
Subsequent events
Bank guarantees to secure funding for the fulfilment of rehabilitation obligations	$ 53,379	$ 79,981	$ 24,730	$ 36,891